Deutsche
Asset Management
                                                                       [DB Logo]



Summary Prospectus | May 1, 2016



Deutsche Equity 500 Index Fund





 CLASS/Ticker    INST   BTIIX    S   BTIEX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at deutschefunds.com/ mutualpros. You can also get this information at no cost by e-mailing a request to service@db.com, calling (800) 728-3337 or asking your financial advisor. The prospectus and SAI, both dated May 1, 2016, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).


The fund invests for capital appreciation, not income; any dividend and interest income is incidental to the pursuit of its objective.


The fund is a feeder fund that invests substantially all of its assets in a "master portfolio," the Deutsche Equity 500 Index Portfolio (the "Portfolio"), which will invest directly in securities and other instruments. The Portfolio has the same investment objective and strategies as the fund. References to investments by the fund may refer to actions undertaken by the Portfolio.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares.


SHAREHOLDER FEES (paid directly from your investment)


                                                        INST       S
                                                      ------  ------
Account Maintenance Fee (annually, for fund account
balances below $10,000 and subject to certain excep-
tions)                                                None    $20
----------------------------------------------------- ------  ---

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


                                                              INST           S
                                                        ----------  ----------
Management fee                                              0.05        0.05
-------------------------------------------------------     ----        ----
Distribution/service (12b-1) fees                          None        None
-------------------------------------------------------    -----       -----
Other expenses                                              0.22        0.30
-------------------------------------------------------    -----       -----
TOTAL ANNUAL FUND OPERATING EXPENSES1                       0.27        0.35
-------------------------------------------------------    -----       -----
Fee waiver/expense reimbursement                            0.02        0.05
-------------------------------------------------------    -----       -----
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER/
EXPENSE REIMBURSEMENT                                       0.25        0.30
-------------------------------------------------------    -----       -----

(1)The table and Example below reflect the expenses of both the fund and the Portfolio.

The Advisor has contractually agreed through April 30, 2017 to waive its fees and/or reimburse fund expenses, including expenses of the Portfolio allocated to the fund, to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at ratios no higher than 0.25% and 0.30% for Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS      INST       S
-------  ------  ------
1        $26     $31
--       ---     ---
3         85     107
--       ---     ---
5        150     191
--       ---     ---
10       341     438
--       ---     ---

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2015: 3%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the Portfolio intends to invest at least 80% of assets, determined at the time of purchase, in stocks of companies included in the S&P 500 (Reg. TM) Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the index. The Portfolio's securities are weighted to attempt to make the Portfolio's total investment characteristics similar to those of the index as a whole. The Portfolio may also hold short-term debt securities and money market instruments.


The S&P 500 (Reg. TM) INDEX is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the US. Stocks in the S&P 500 (Reg. TM) Index are weighted according to their total market value. The fund is not sponsored, endorsed, sold or promoted by the Standard & Poor's (S&P) Division of The McGraw-Hill Companies, Inc. While the market capitalization range of the S&P 500 (Reg. TM) Index changes throughout the year, as of the most recent reconstitution date of the index (March 18, 2016), companies in the index had a median market capitalization of approximately $18.26 billion.


MANAGEMENT PROCESS. Portfolio management uses quantitative analysis techniques to structure the Portfolio to seek to obtain a high correlation to the index while seeking to keep the Portfolio as fully invested as possible in all market environments. Portfolio management seeks a long-term correlation between Portfolio performance, before expenses, and the index of 98% or better (perfect correlation being 100%). The Portfolio uses an optimization strategy, buying the largest stocks in the index in approximately the same proportion they represent in the index, then investing in a statistically selected sample of the smaller securities found in the index.


DERIVATIVES. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular asset class, to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.


The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.


MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The fund is exposed to the risk factors below even if it does not invest directly in individual securities.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price. To the extent the fund invests in a particular capitalization or sector, the fund's performance may be affected by the general performance of that particular capitalization or sector.


INDEXING RISK. An index fund's performance may not exactly replicate the performance of its target index. For example, the fund incurs fees, administrative expenses and transaction costs that the index itself does not. The fund may use sampling techniques (investing in a representative selection of securities included in the index rather than all securities in the index), or the composition of its portfolio may diverge from that of the index. Also, while the exposure of the index to its component securities is by definition 100%, the fund's effective exposure to index securities may be greater or lesser than 100%, and may vary over time. Because an index fund is designed to maintain a high level of exposure to its target index at all times, it will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.


DERIVATIVES RISK. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to,



                                       2
                                                  Deutsche Equity 500 Index Fund


                                                  SUMMARY PROSPECTUS May 1, 2016
may decline in financial health and become unable to honor its commitments.
This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (CLASS S)

These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]




  2006       2007       2008       2009       2010       2011      2012       2013       2014       2015
  15.58      5.39       -37.12     26.35      14.89      1.88      15.65      31.92      13.28      1.13





                    RETURNS    PERIOD ENDING
 BEST QUARTER      15.92%      June 30, 2009
 WORST QUARTER     -21.94%     December 31, 2008
 YEAR-TO-DATE       1.23%      March 31, 2016

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2015 expressed as a %)

After-tax returns (which are shown only for Class S and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                   CLASS          1           5         10
                               INCEPTION       YEAR       YEARS      YEARS
                            ------------  ---------  ----------  ---------
INST CLASS before tax       12/31/1992       1.18        12.29       7.15
--------------------------  ----------      -----        -----       ----
CLASS S before tax          12/31/1992       1.13        12.23       7.07
--------------------------  ----------      -----        -----       ----
  After tax on distribu-
  tions                                      -1.15       11.12       6.38
  After tax on distribu-
  tions and sale of fund
  shares                                     1.86         9.58       5.62
--------------------------  ----------      ------       -----       ----
STANDARD & POOR'S
(S&P) 500 INDEX (reflects
no deduction for fees,
expenses or taxes)                           1.38        12.57       7.31
--------------------------  ----------      ------       -----       ----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


SUBADVISOR

Northern Trust Investments, Inc.


PORTFOLIO MANAGER(S)

BRENT REEDER. Senior Vice President of Northern Trust Investments, Inc. Portfolio Manager of the fund. Began managing the fund in 2007.



                                       3
                                                  Deutsche Equity 500 Index Fund


                                                  SUMMARY PROSPECTUS May 1, 2016

PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                          AUTOMATIC
                                UGMAS/   INVESTMENT
            NON-IRA     IRAS     UTMAS        PLANS
        -----------  -------  --------  -----------
INST    1,000,000     N/A       N/A         N/A
------  ---------    -----     -----       -----
S       2,500        1,000     1,000       1,000
------  ---------    -----     -----       -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class shares. The minimum additional investment in all other instances is $50.



TO PLACE ORDERS


MAIL           New Accounts             Deutsche Asset Management
                                        PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   Deutsche Asset Management
                                        PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            Deutsche Asset Management
               Redemptions              PO Box 219557
                                        Kansas City, MO 64121-9557
EXPEDITED MAIL                          Deutsche Asset Management
                                        210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                deutschefunds.com
TELEPHONE                               (800) 728-3337
                                        M - F 8 a.m. - 7 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 7 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. Any withdrawals you make from such tax-advantaged investment plans, however, may be taxable to you.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund, the Advisor, and/or the Advisor's affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


                                       4
                                                  Deutsche Equity 500 Index Fund
                                       SUMMARY PROSPECTUS May 1, 2016 DE500F-SUM